Stockholders' Equity (Details) (USD $)	5 Months Ended
Dec. 31, 2012
Outstanding at August 1, 2012 - Number of Warrants	0
Granted - Number of Warrants	363,000
Exercised - Number of Warrants	0
Forfeited/expired - Number of Warrants	0
Outstanding at December 31, 2012 - Number of Warrants	363,000
Outstanding at August 1, 2012 - Weighted Average Exercise Price	$ 0
Granted - Weighted Average Exercise Price	$ 0.50
Exercised - Weighted Average Exercise Price	$ 0
Forfeited/expired - Weighted Average Exercise Price	$ 0
Outstanding at December 31, 2012 - Weighted Average Exercise Price	$ 0.50